Income Taxes	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
INCOME TAXES

22. INCOME TAXES

The Company is considered Japan tax resident enterprise under Japan tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Japan tax laws and accounting standards at a statutory tax rate of 30.68%.

The income tax provision consists of the following components:

	For the fiscal years ended September 30,
	2023	2022	2021
	$	$	$
Current income tax expense	—	31,512	12,859
Deferred tax expense (benefit)	873,102	(716,922)	(296,444)
Income tax expense (benefit)	873,102	(685,410)	(283,585)

The income tax expense varied from the amount of income tax expense determined by applying the Japan income tax rate of 30.68% to profit before income tax as a result of the following differences:

	For the fiscal years ended September 30,
	2023	2022	2021
	$	$	$
Loss before tax expenses:	(13,405,154)	(5,386,023)	(1,656,134)
Tax at the domestic income tax rate	(4,112,701)	(1,652,432)	(508,102)
Tax effect of expenses that are not deductible in determining taxable profit	2,028,198	967,022	224,517
Valuation allowance recognized deferred tax assets recognized	2,957,605	—	—
Income tax expense (benefit)	873,102	(685,410)	(283,585)

As of September 30, 2023 and 2022, the Company had net operating loss carryforwards of approximately $8,963,628 and $2,897,169, respectively. As of September 30, 2023 and 2022, deferred tax assets, net from the net operating loss carryforwards amounted to $nil and $838,228, respectively.

	As of September 30,
	2023	2022
	$	$
Deferred tax assets	2,957,605	838,228
Less: Valuation allowance	(2,957,605)	—
Deferred tax assets, net of valuation allowance	—	838,228

Following are the major deferred tax assets, net recognized by the Company:

Net operating loss carry-forwards
$
As of October 1, 2020	—
Recognized in statements of operations and comprehensive loss	296,444
Foreign currency translation adjustment	(10,345)
As of September 30, 2021	286,099
As of October 1, 2021	286,099
Recognized in statements of operations and comprehensive loss	716,921
Foreign currency translation adjustment	(164,792)
As of September 30, 2022	838,228
As of October 1, 2022	838,228
Recognized in statements of operations and comprehensive loss	2,084,503
Valuation allowance recognized	(2,957,605)
Foreign currency translation adjustment	34,874
As of September 30, 2023	—